Digital Currencies (Details) - Schedule of Holdings of Digital Currencies - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Holdings of Digital Currencies [Line Items]
Total	$ 822,884	$ 2,800,657	$ 33,491,986
Bitcoin [Member]
Schedule of Holdings of Digital Currencies [Line Items]
Total	822,884	1,842,177	29,770,994
Ethereum [Member]
Schedule of Holdings of Digital Currencies [Line Items]
Total		$ 958,480	$ 3,720,992